SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION
Schedule of assumptions used to estimate the fair values of the share options granted

	2016	2017	2018
Risk-free rate of return	0.65%~1.20%	1.31%~1.76%	2.01%~2.63%
Contractual life of option	10 years	10 years	10 years
Estimated volatility rate	20%~23%	25%	27%~38%
Dividend yield	Nil	Nil	Nil
Fair value per ordinary share	US$3.67~$4.60	US$5.89~$7.30	US$3.00~$9.51

Schedule of employee option activity under the Plan

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	Options	price	term	value
		US$	Years	US$
Outstanding at January 1, 2016	2,005,000	0.43
Granted	1,801,900	1.73
Forfeited	(345,250)	1.51

Outstanding at January 1, 2017	3,461,650	1.00	8.46	3,843
Granted	2,303,900	1.84
Forfeited	(1,866,225)	1.56

Outstanding at December 31, 2017	3,899,325	1.22	7.98	7,970
Granted	5,296,204	2.17
Forfeited	(304,900)	1.96

Outstanding at December 31, 2018	8,890,629	1.76	8.28	36,888

Vested and Exercisable as of December 31, 2018	2,399,663	0.79	6.21	2,743
Vested or expected to vest as of December 31, 2018	8,890,629	1.76	8.28	36,888

Schedule of share based compensation expense

	Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
General and administrative expenses	1,846	5,176	22,477
Selling and marketing expenses	1,382	3,674	23,561
Technology and content expenses	210	1,071	5,321
Total	3,438	9,921	51,359